Business Acquisitions (Details 4) - SBT Purchase Price [Member]	Mar. 04, 2019 USD ($) $ / shares shares
Number of Preferred Series A shares paid | shares	300,000
Per share value | $ / shares	$ 8.81
Purchase price | $	$ 2,643,000